UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-10405

Alpine Series Trust

(Exact name of registrant as specified in charter)

2500 Westchester Avenue, Suite 215

Purchase, NY 10577

(Address of principal executive offices) (Zip code)

Samuel A. Lieber

Alpine Woods Capital Investors, LLC

2500 Westchester Avenue, Suite 215

Purchase, NY 10577

(Name and address of agent for service)

Copy to:

Rose DiMartino

Attorney at Law

Willkie Farr & Gallagher

787 7th Avenue, 40th FL

New York, NY 10019

1-888-729-6633

Registrant’s telephone number, including area code

Date of fiscal year end: October 31, 2016

Date of reporting period: January 31, 2016

Item 1. Schedule of Investments.

Alpine Dynamic Dividend Fund

Schedule of Portfolio Investments

January 31, 2016 (Unaudited)

Shares	Security Description	Value

Common Stocks-100.8%

Aerospace & Defense-1.0%
20,000	B/E Aerospace, Inc.	$809,000
6,100	Raytheon Co.	782,264
		1,591,264

Air Freight & Logistics-0.7%
9,000	FedEx Corp.	1,195,920

Airlines-0.8%
36,000	Japan Airlines Co., Ltd.	1,351,200

Auto Components-1.3%
11,500	Delphi Automotive PLC	746,810
347,000	GKN PLC	1,388,400
		2,135,210

Automobiles-0.9%
123,500	Ford Motor Co.	1,474,590

Banks-4.6%
99,065	Banco Bilbao Vizcaya Argentaria SA	637,639
86,000	Bangkok Bank PCL-NVDR	369,115
70,000	Citizens Financial Group, Inc.	1,487,500
35,000	Hana Financial Group, Inc.	629,851
86,000	Mitsubishi UFJ Financial Group, Inc.	440,999
204,500	Regions Financial Corp. (a)	1,660,540
62,000	Standard Chartered PLC	418,252
10,000	Sumitomo Mitsui Financial Group, Inc.	335,486
28,800	Wells Fargo & Co. (a)	1,446,624
		7,426,006

Beverages-1.6%
20,000	Anheuser-Busch InBev NV-SP ADR	2,516,800

Biotechnology-0.5%
9,000	Gilead Sciences, Inc.	747,000

Capital Markets-4.5%
20,000	Amundi SA (b)(c)	832,733
55,000	Daiwa Securities Group, Inc.	343,690
157,000	Fortress Investment Group LLC-Class A (a)	662,540
27,500	HFF, Inc.-Class A (b)	785,675
21,000	Lazard, Ltd.-Class A (a)	755,790
81,853	Mediobanca SpA	656,002
91,756	Och-Ziff Capital Management Group LLC-Class A (a)	473,461
85,000	OM Asset Management PLC	961,350
25,000	Schroders PLC	976,781
13,500	State Street Corp.	752,355
		7,200,377

Chemicals-2.4%
74,500	Clariant AG (b)	1,216,542
42,500	Johnson Matthey PLC	1,503,417
18,500	Symrise AG	1,199,711
		3,919,670

Alpine Dynamic Dividend Fund

Schedule of Portfolio Investments-Continued

January 31, 2016 (Unaudited)

Commercial Services & Supplies-0.6%
27,200	ISS A/S	961,608

Communications Equipment-3.3%
65,000	Cisco Systems, Inc. (a)	1,546,350
23,100	Harris Corp.	2,009,007
250,000	Nokia OYJ	1,800,866
		5,356,223

Construction & Engineering-2.7%
789,000	China Railway Construction Corp., Ltd.-Class H	794,427
75,500	Ferrovial SA	1,654,419
29,000	Vinci SA	1,964,669
		4,413,515

Consumer Finance-1.0%
35,500	Discover Financial Services	1,625,545

Diversified Financial Services-2.4%
107,000	Bank of America Corp. (a)	1,512,980
152,968	Cerved Information Solutions SpA	1,264,236
27,000	Citigroup, Inc. (a)	1,149,660
		3,926,876

Diversified Telecommunication Services-1.4%
63,000	BT Group PLC-SP ADR	2,196,180

Electric Utilities-1.2%
17,000	NextEra Energy, Inc.	1,899,070

Electronic Equipment, Instruments & Components-1.0%
29,000	TE Connectivity, Ltd. (a)	1,657,640

Food & Staples Retailing-1.6%
27,500	CVS Health Corp.	2,656,225

Food Products-3.1%
46,000	Mondelez International, Inc.-Class A (a)	1,982,600
23,500	Nestle SA	1,731,300
47,500	Nomad Foods, Ltd. (b)	415,625
12,000	The Kraft Heinz Co.	936,720
		5,066,245

Health Care Equipment & Supplies-2.3%
26,500	Medtronic PLC (a)	2,011,880
17,500	Zimmer Biomet Holdings, Inc.	1,737,050
		3,748,930

Health Care Providers & Services-4.7%
101,000	Al Noor Hospitals Group PLC	1,674,836
14,000	HCA Holdings, Inc. (a)(b)	974,120
7,100	Humana, Inc.	1,155,809
11,400	McKesson Corp.	1,835,172
8,700	UnitedHealth Group, Inc.	1,001,892
7,800	Universal Health Services, Inc.-Class B	878,592
		7,520,421

Hotels, Restaurants & Leisure-3.3%
24,000	Aramark	766,800

Alpine Dynamic Dividend Fund

Schedule of Portfolio Investments-Continued

January 31, 2016 (Unaudited)

29,000	Carnival Corp.	1,395,770
11,000	Darden Restaurants, Inc.	693,660
11,500	McDonald’s Corp.	1,423,470
12,500	Royal Caribbean Cruises, Ltd.	1,024,500
		5,304,200

Household Durables-1.3%
22,420	CalAtlantic Group, Inc.	728,426
31,000	Lennar Corp.-Class A (a)	1,306,650
		2,035,076

Household Products-1.7%
21,500	Energizer Holdings, Inc.	688,860
68,558	Svenska Cellulosa AB SCA-B Shares	2,031,897
		2,720,757

Independent Power and Renewables-1.9%
45,619	Abengoa Yield PLC (a)	773,242
105,500	NRG Yield, Inc.-Class A	1,308,200
51,000	Pattern Energy Group, Inc. (a)	966,450
		3,047,892

Industrial Conglomerates-1.5%
58,000	CK Hutchison Holdings, Ltd.	725,821
17,500	Siemens AG	1,677,370
		2,403,191

Insurance-1.4%
8,700	Allianz SE	1,407,976
13,000	Endurance Specialty Holdings, Ltd.	805,090
		2,213,066

IT Services-0.9%
13,300	Accenture PLC-Class A (a)	1,403,682

Life Sciences Tools & Services-1.2%
14,700	Thermo Fisher Scientific, Inc. (a)	1,941,282

Machinery-1.7%
318,450	CRRC Corp., Ltd.-Class H	298,027
59,665	Melrose Industries PLC	254,376
14,000	Snap-on, Inc. (a)	2,261,840
		2,814,243

Media-4.4%
26,500	CBS Corp.-Class B	1,258,750
19,500	Comcast Corp.-Class A (a)	1,086,345
423,000	ITV PLC	1,617,074
9,300	The Walt Disney Co. (a)	891,126
164,000	UBM PLC	1,226,850
45,500	WPP PLC	989,511
		7,069,656

Multi-Utilities-1.3%
54,500	CMS Energy Corp. (a)	2,118,960

Multiline Retail-1.7%
37,000	Dollar General Corp.	2,777,220

Alpine Dynamic Dividend Fund

Schedule of Portfolio Investments-Continued

January 31, 2016 (Unaudited)

Oil, Gas & Consumable Fuels-5.6%
56,000	BP PLC-SP ADR	1,812,720
11,000	Chevron Corp.	951,170
34,000	Enbridge, Inc. (a)	1,176,400
19,500	EOG Resources, Inc.	1,384,890
11,500	Exxon Mobil Corp. (a)	895,275
24,500	Kinder Morgan, Inc.	403,025
26,500	Marathon Petroleum Corp.	1,107,435
12,500	Occidental Petroleum Corp.	860,375
20,000	The Williams Cos., Inc.	386,000
		8,977,290

Personal Products-0.5%
20,000	Unilever NV	885,923

Pharmaceuticals-6.2%
28,500	AstraZeneca PLC-SP ADR	918,270
10,100	Bayer AG	1,136,717
21,500	Mylan NV (b)	1,132,835
23,800	Novartis AG-SP ADR (a)	1,855,686
6,500	Perrigo Co. PLC	939,770
36,000	Pfizer, Inc.	1,097,640
3,500	Roche Holding AG	906,584
32,300	Teva Pharmaceutical Industries, Ltd.-SP ADR (a)	1,985,804
		9,973,306

Real Estate Investment Trusts-6.5%
18,000	American Tower Corp. (a)	1,698,120
141,500	Four Corners Property Trust, Inc.	2,391,350
140	Nippon Building Fund, Inc.	724,114
109,000	NorthStar Realty Europe Corp.	1,028,960
77,500	NorthStar Realty Finance Corp.	919,925
646,000	Prologis Property Mexico SA de CV	940,271
141,000	Scentre Group	440,450
55,500	The Geo Group, Inc. (a)	1,641,690
113,000	Westfield Corp.	804,402
		10,589,282

Real Estate Management & Development-0.9%
65,000	Mitsui Fudosan Co., Ltd.	1,530,157

Road & Rail-1.5%
9,700	Canadian Pacific Railway, Ltd. (a)	1,161,381
16,500	Kansas City Southern	1,169,520
159,225	Rumo Logistica Operadora Multimodal SA (b)	75,238
		2,406,139

Semiconductors & Semiconductor Equipment-3.0%
48,500	Applied Materials, Inc. (a)	856,025
16,500	Avago Technologies, Ltd. (a)	2,206,215
32,500	Intel Corp.	1,008,150
34,000	SK Hynix, Inc.	784,754
		4,855,144

Specialty Retail-2.4%
21,000	Dick’s Sporting Goods, Inc.	820,680
69,426	Stein Mart, Inc. (a)	510,975
5,000	The Home Depot, Inc.	628,800

Alpine Dynamic Dividend Fund

Schedule of Portfolio Investments-Continued

January 31, 2016 (Unaudited)

27,000	TJX Cos., Inc. (a)	1,923,480
		3,883,935

Technology, Hardware, Storage & Peripherals-4.8%
27,500	Apple, Inc. (a)	2,676,850
100,500	EMC Corp. (a)	2,489,385
1,700	Samsung Electronics Co., Ltd.	1,644,669
21,500	Western Digital Corp.	1,031,570
		7,842,474

Textiles, Apparel & Luxury Goods-0.6%
10,300	Carter’s, Inc. (a)	1,001,366

Transportation Infrastructure-0.7%
345,300	Adani Ports & Special Economic Zone, Ltd.	1,081,265

Water Utilities-0.8%
19,400	American Water Works Co., Inc. (a)	1,259,254

Wireless Telecommunication Services-1.4%
68,000	Vodafone Group PLC-SP ADR (a)	2,189,600
	Total Common Stocks (Cost $170,101,378)	162,910,875

Equity-Linked Structured Notes-1.4%

Multi-Utilities-1.4%
91,000	Veolia Environnement SA-Morgan Stanley BV	2,193,929
	Total Equity-Linked Structured Notes (Cost $1,934,687)	2,193,929

Principal Amount

Convertible Bonds-0.0% (d)

Household Durables-0.0% (d)
$791,393	PDG Realty SA Empreendimentos e Participacoes-Series 8, 0.000%, 9/19/16 (Brazilian Real) (e)(f)	1,979
	Total Convertible Bonds (Cost $283,909)	1,979
Total Investments (Cost $172,319,974) (g) -102.2%		165,106,783
Liabilities in Excess of Other Assets-(2.2)%		(3,482,026)
TOTAL NET ASSETS 100.0%		$161,624,757

Percentages are stated as a percent of net assets.
(a) All or a portion of the security has been designated as collateral for the line of credit.
(b) Non-income producing security.
(c) Restricted under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by the Board of Trustees. Liquid securities restricted under Rule 144A comprised 0.5% of the Fund’s net assets.
(d) Amount is less than 0.05%.
(e) Represents a zero-coupon bond.
(f) Security fair valued in accordance with procedures approved by the Board of Trustees. These securities comprised 0.0% of the Fund’s net assets.
(g) See Note 2 for the cost of investments for federal tax purposes.
AB-Aktiebolag is the Swedish equivalent of a corporation.
AG-Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.
A/S-Aktieselskab is the Danish term for a stock-based corporation.
BV-Besloten Vennootschap is the Dutch equivalent of a private limited liability company.
NV-Naamloze Vennootschap is the Dutch term for a public limited liability corporation.

Alpine Dynamic Dividend Fund

Schedule of Portfolio Investments-Continued

January 31, 2016 (Unaudited)

NVDR-Non-Voting Depositary Receipts
PCL-Public Company Limited
PLC-Public Limited Company
SA-Generally designates corporations in various countries, mostly those employing the civil law.
SA de CV-Sociedad Anonima de Capital Variable is the Spanish equivalent to Variable Capital Company.
SCA-Societe en Commandite par actions is the French equivalent of a limited partnership.
SE-SE Regulation. A European Company which can operate on a Europe-wide basis and be governed by Community law directly applicable in all Member States.
SP ADR-Sponsored American Depositary Receipt
SpA-Societa’ Per Azioni is an Italian shared company.

Alpine Rising Dividend Fund

Schedule of Portfolio Investments

January 31, 2016 (Unaudited)

Shares	Security Description	Value

Common Stocks-96.8%

Aerospace & Defense-3.0%
13,000	Raytheon Co.	$1,667,120
10,000	United Technologies Corp.	876,900
		2,544,020

Air Freight & Logistics-1.3%
8,000	FedEx Corp.	1,063,040

Auto Components-0.8%
20,000	Magna International, Inc.	691,800

Automobiles-1.4%
100,000	Ford Motor Co.	1,194,000

Banks-1.5%
40,000	Citizens Financial Group, Inc.	850,000
3,000	Signature Bank (a)	418,020
		1,268,020

Beverages-1.0%
8,500	PepsiCo, Inc.	844,050

Biotechnology-2.6%
7,200	Amgen, Inc.	1,099,656
13,500	Gilead Sciences, Inc.	1,120,500
		2,220,156

Capital Markets-3.1%
9,000	Ameriprise Financial, Inc.	815,850
23,000	Lazard, Ltd.-Class A	827,770
21,000	Oaktree Capital Group LLC	918,960
		2,562,580

Chemicals-3.5%
5,000	Air Products & Chemicals, Inc.	633,550
15,000	E.I. du Pont de Nemours & Co.	791,400
4,000	International Flavors & Fragrances, Inc.	467,840
11,000	PPG Industries, Inc.	1,046,320
		2,939,110

Commercial Services & Supplies-2.3%
18,500	Deluxe Corp.	1,034,150
17,000	Waste Management, Inc.	900,150
		1,934,300

Communications Equipment-2.8%
35,000	Cisco Systems, Inc.	832,650
15,500	Juniper Networks, Inc.	365,800
35,000	Nokia OYJ-SP ADR	252,000
20,000	QUALCOMM, Inc.	906,800
		2,357,250

Consumer Finance-1.9%
34,000	Discover Financial Services	1,556,860

Alpine Rising Dividend Fund

Schedule of Portfolio Investments-Continued

January 31, 2016 (Unaudited)

Diversified Financial Services-4.6%
22,500	Citigroup, Inc.	958,050
10,000	CME Group, Inc.	898,500
33,500	JPMorgan Chase & Co.	1,993,250
		3,849,800

Diversified Telecommunication Services-3.7%
45,000	AT&T, Inc.	1,622,700
30,000	Verizon Communications, Inc.	1,499,100
		3,121,800

Electric Utilities-1.7%
6,500	NextEra Energy, Inc.	726,115
11,000	Pinnacle West Capital Corp.	729,410
		1,455,525

Electronic Equipment, Instruments & Components-1.0%
15,000	TE Connectivity, Ltd.	857,400

Energy Equipment & Services-1.3%
10,000	Bristow Group, Inc.	232,600
12,000	Schlumberger, Ltd.	867,240
		1,099,840

Food & Staples Retailing-4.1%
21,000	CVS Health Corp.	2,028,390
50,000	Safeway, Inc. (a)(b)(c)	23,933
17,000	Walgreens Boots Alliance, Inc.	1,355,240
		3,407,563

Health Care Equipment & Supplies-3.9%
21,000	Abbott Laboratories	794,850
6,000	Becton, Dickinson & Co.	872,220
16,000	Zimmer Biomet Holdings, Inc.	1,588,160
		3,255,230

Health Care Providers & Services-3.3%
10,500	Aetna, Inc.	1,069,320
9,000	AmerisourceBergen Corp.	806,040
5,600	McKesson Corp.	901,488
		2,776,848

Hotels, Restaurants & Leisure-1.9%
55,000	Hilton Worldwide Holdings, Inc.	979,550
5,000	McDonald’s Corp.	618,900
		1,598,450

Household Products-2.3%
14,000	Energizer Holdings, Inc.	448,560
18,000	The Procter & Gamble Co.	1,470,420
		1,918,980

Insurance-3.4%
21,300	Prudential Financial, Inc.	1,492,704
34,000	The Hartford Financial Services Group, Inc.	1,366,120
		2,858,824

Alpine Rising Dividend Fund

Schedule of Portfolio Investments-Continued

January 31, 2016 (Unaudited)

Internet Software & Services-1.4%
800	Alphabet, Inc.-Class A (a)	609,080
800	Alphabet, Inc.-Class C (a)	594,360
		1,203,440

IT Services-1.5%
8,000	Accenture PLC-Class A	844,320
3,500	International Business Machines Corp.	436,765
		1,281,085

Machinery-1.4%
16,000	Ingersoll-Rand PLC	823,520
2,000	Snap-on, Inc.	323,120
		1,146,640

Media-4.5%
33,000	CBS Corp.-Class B	1,567,500
34,000	Cinemark Holdings, Inc.	1,002,660
22,300	Comcast Corp.-Class A	1,242,333
		3,812,493

Multi-Utilities-1.5%
13,000	CMS Energy Corp.	505,440
14,000	WEC Energy Group, Inc.	773,220
		1,278,660

Oil, Gas & Consumable Fuels-3.6%
14,100	Enbridge, Inc.	487,860
18,000	Exxon Mobil Corp.	1,401,300
10,000	Marathon Petroleum Corp.	417,900
10,900	Occidental Petroleum Corp.	750,247
		3,057,307

Pharmaceuticals-7.3%
22,000	Johnson & Johnson	2,297,680
6,000	Perrigo Co. PLC	867,480
57,700	Pfizer, Inc.	1,759,273
20,100	Teva Pharmaceutical Industries, Ltd.-SP ADR	1,235,748
		6,160,181

Real Estate Investment Trusts-2.6%
3,000	Boston Properties, Inc.	348,630
10,000	Colony Starwood Homes	215,200
47,000	NorthStar Realty Europe Corp.	443,680
30,000	NorthStar Realty Finance Corp.	356,100
4,500	Simon Property Group, Inc.	838,260
		2,201,870

Road & Rail-2.1%
2,700	AMERCO (a)	989,955
35,000	CSX Corp.	805,700
		1,795,655

Semiconductors & Semiconductor Equipment-3.3%
42,000	Applied Materials, Inc.	741,300
6,000	Avago Technologies, Ltd.	802,260

Alpine Rising Dividend Fund

Schedule of Portfolio Investments-Continued

January 31, 2016 (Unaudited)

39,000	Intel Corp.	1,209,780
		2,753,340

Software-2.2%
30,000	Oracle Corp.	1,089,300
36,500	Symantec Corp.	724,160
		1,813,460

Specialty Retail-2.8%
9,000	Lowe’s Cos., Inc.	644,940
16,000	TJX Cos., Inc.	1,139,840
11,500	Williams-Sonoma, Inc.	594,090
		2,378,870

Technology, Hardware, Storage & Peripherals-6.2%
30,000	Apple, Inc.	2,920,200
57,000	EMC Corp.	1,411,890
18,000	Western Digital Corp.	863,640
		5,195,730
	Total Common Stocks (Cost $78,447,529)	81,454,177

Principal Amount

Short-Term Investments-0.1%
$120,000	State Street Eurodollar Time Deposit, 0.01%	120,000
	Total Short-Term Investments (Cost $120,000)	120,000
Total Investments (Cost $78,567,529) (d) -96.9%		81,574,177
Other Assets in Excess of Liabilities-3.1%		2,585,897
TOTAL NET ASSETS 100.0%		$84,160,074

Percentages are stated as a percent of net assets.
(a) Non-income producing security.
(b) Security fair valued in accordance with procedures approved by the Board of Trustees. These securities comprised 0.0% of the Fund’s net assets.
(c) Illiquid security.
(d) See Note 2 for the cost of investments for federal tax purposes.
OYJ-Osakeyhtio is the Finnish equivalent of a limited company.
PLC-Public Limited Company
SP ADR-Sponsored American Depositary Receipt

Alpine Financial Services Fund

Schedule of Portfolio Investments

January 31, 2016 (Unaudited)

Shares	Security Description	Value

Common Stocks-100.0%

Banks-44.7%
4,575	1st Constitution Bancorp (a)	$55,539
50,000	Akbank TAS	122,188
15,895	Banc of California, Inc.	240,014
42,381	Bank of Commerce Holdings	249,624
20,523	Bankwell Financial Group, Inc.	400,198
5,000	BGEO Group PLC	126,593
7,244	BNC Bancorp	168,206
4,500	Bryn Mawr Bank Corp.	118,035
88,183	Carolina Trust Bank (a)	531,743
12,493	CenterState Banks, Inc.	177,276
6,000	CIT Group, Inc.	176,100
13,000	Citizens Financial Group, Inc.	276,250
16,434	Citizens First Corp.	225,146
6,095	Comerica, Inc.	209,058
12,500	CU Bancorp (a)	285,625
9,619	FCB Financial Holdings, Inc.-Class A (a)	323,391
40,000	First BanCorp (a)	104,000
9,898	First Business Financial Services, Inc.	227,258
11,000	First Internet Bancorp	294,800
7,000	Great Western Bancorp, Inc.	182,840
10,000	Green Bancorp, Inc. (a)	73,600
15,000	Grupo Aval Acciones y Valores SA-ADR	98,400
33,818	Investar Holding Corp.	526,884
4,700	JPMorgan Chase & Co.	279,650
5,000	Metro Bancorp, Inc.	142,600
60,000	Mitsubishi UFJ Financial Group, Inc.	307,674
150,000	Mizuho Financial Group, Inc.	259,533
10,000	OFG Bancorp	56,200
12,602	Pacific Mercantile Bancorp (a)	87,962
18,276	Pacific Premier Bancorp, Inc. (a)	375,206
2,900	People’s Utah Bancorp	44,834
3,388	Plaza Bancorp (a)	12,586
7,000	Popular, Inc.	175,980
1,500	Prosperity Bancshares, Inc.	63,600
33,000	Regions Financial Corp.	267,960
73,000	Republic First Bancorp, Inc. (a)	300,760
4,000	SB Financial Group, Inc.	42,360
28,000	Shore Bancshares, Inc.	319,760
1,543	Southeastern Bank Financial Corp.	50,765
23,000	Southern National Bancorp of Virginia, Inc.	301,070
3,745	Southside Bancshares, Inc.	84,375
5,000	Sterling Bancorp	78,550
2,000	Stonegate Bank	63,340
8,000	Sumitomo Mitsui Financial Group, Inc.	268,389
8,000	Summit State Bank	110,160
4,335	Synovus Financial Corp.	132,348
8,370	TBC Bank JSC-GDR (b)	75,330
46,248	Valley National Bancorp	406,982
		9,500,742

Capital Markets-20.9%
1,500	Affiliated Managers Group, Inc. (a)	201,285
10,000	American Capital, Ltd. (a)	140,200
2,300	Ameriprise Financial, Inc.	208,495
4,000	Amundi SA (a)(b)	166,547
12,500	Apollo Global Management LLC-Class A	169,750
28,799	Ares Management LP	338,676

Alpine Financial Services Fund

Schedule of Portfolio Investments-Continued

January 31, 2016 (Unaudited)

25,000	BGC Partners, Inc.-Class A	228,750
23,823	Cowen Group, Inc.-Class A (a)	68,134
26,937	Fifth Street Asset Management, Inc.	56,568
2,000	Hennessy Advisors, Inc.	56,080
7,500	Invesco, Ltd.	224,475
17,900	KKR & Co. LP	243,977
6,000	Lazard, Ltd.-Class A	215,940
4,869	LPL Financial Holdings, Inc.	148,115
8,654	Moelis & Co.-Class A	220,158
8,000	Morgan Stanley	207,040
8,200	Och-Ziff Capital Management Group LLC-Class A	42,312
19,000	OM Asset Management PLC	214,890
4,500	Piper Jaffray Cos. (a)	153,000
5,775	PJT Partners, Inc.-Class A (a)	149,110
4,700	Raymond James Financial, Inc.	205,907
9,000	Solar Capital, Ltd.	145,980
4,000	State Street Corp.	222,920
11,000	The Blackstone Group LP	288,970
10,040	WisdomTree Investments, Inc.	120,480
		4,437,759

Computers & Peripherals-0.5%
5,500	NCR Corp. (a)	117,370

Consumer Finance-3.6%
17,500	Ally Financial, Inc. (a)	277,375
5,500	Discover Financial Services	251,845
53,337	Emergent Capital, Inc. (a)	234,683
		763,903

Diversified Financial Services-2.1%
7,000	Citigroup, Inc.	298,060
4,500	Marlin Business Services Corp.	70,515
18,000	Resource America, Inc.-Class A	78,480
		447,055

Insurance-7.6%
11,000	Atlas Financial Holdings, Inc. (a)	191,620
4,500	CNA Financial Corp.	149,535
20,000	Conifer Holdings, Inc. (a)	154,200
7,000	FNF Group	226,660
53,718	Health Insurance Innovations, Inc.-Class A (a)	319,085
3,000	Prudential Financial, Inc.	210,240
14,000	The Dai-ichi Life Insurance Co., Ltd.	193,504
6,000	Unum Group	171,840
		1,616,684

Internet Software & Services-0.4%
3,660	Zillow Group, Inc.-Class A (a)	79,312

IT Services-1.6%
2,500	Cardtronics, Inc. (a)	77,025
3,000	Fidelity National Information Services, Inc.	179,190
16,000	MoneyGram International, Inc. (a)	84,800
		341,015

Real Estate Investment Trusts-7.1%
7,000	Blackstone Mortgage Trust, Inc.-Class A	173,460
12,500	Colony Capital, Inc.-Class A	215,375
12,000	Colony Starwood Homes	258,240

Alpine Financial Services Fund

Schedule of Portfolio Investments-Continued

January 31, 2016 (Unaudited)

33,000	Five Oaks Investment Corp.	153,780
20,000	New Residential Investment Corp.	227,800
15,000	NorthStar Realty Europe Corp.	141,600
14,000	NorthStar Realty Finance Corp.	166,180
13,000	Owens Realty Mortgage, Inc.	178,750
		1,515,185

Real Estate Management & Development-1.0%
10,000	Kennedy-Wilson Holdings, Inc.	202,800

Thrifts & Mortgage Finance-10.5%
49,536	Atlantic Coast Financial Corp. (a)	274,925
8,000	BofI Holding, Inc. (a)	137,280
85,876	Central Federal Corp. (a)	117,650
10,000	Dime Community Bancshares, Inc.	171,900
8,823	HopFed Bancorp, Inc.	101,200
18,000	Ladder Capital Corp.	198,000
4,466	Meta Financial Group, Inc.	193,646
45,000	NMI Holdings, Inc.-Class A (a)	236,250
14,448	PennyMac Financial Services, Inc.-Class A (a)	172,076
18,651	Provident Financial Holdings, Inc.	326,019
14,000	Radian Group, Inc.	140,840
11,000	Riverview Bancorp, Inc.	47,520
4,064	WSFS Financial Corp.	118,100
		2,235,406
	Total Common Stocks (Cost $21,172,518)	21,257,231
Total Investments (Cost $21,172,518) (c) -100.0%		21,257,231
Liabilities in Excess of Other Assets-0.0%(d)		(3,218)
TOTAL NET ASSETS 100.0%		$21,254,013

Percentages are stated as a percent of net assets.

(a) Non-income producing security.

(b) Restricted under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by the Board of Trustees. Liquid securities restricted under Rule 144A comprised 1.1% of the Fund’s net assets.

(c) See Note 2 for the cost of investments for federal tax purposes.

(d) Amount is less than 0.05%.

ADR-American Depositary Receipt

GDR-Global Depositary Receipt

JSC-Joint Stock Company

PLC-Public Limited Company

SA-Generally designates corporations in various countries, mostly those employing the civil law.

Alpine Small Cap Fund

Schedule of Portfolio Investments

January 31, 2016 (Unaudited)

Shares	Security Description	Value

Common Stocks-94.8%

Aerospace & Defense-2.6%
6,803	HEICO Corp.-Class A	$315,659

Banks-3.6%
5,075	C1 Financial, Inc. (a)	121,293
11,236	Enterprise Financial Services Corp.	318,990
		440,283

Biotechnology-2.5%
3,025	Ligand Pharmaceuticals, Inc. (a)	302,409

Building Products-3.9%
13,632	Patrick Industries, Inc. (a)	476,438

Capital Markets-1.1%
10,879	WisdomTree Investments, Inc.	130,548

Chemicals-1.5%
33,008	AgroFresh Solutions, Inc. (a)	181,214

Construction & Engineering-4.2%
7,732	Dycom Industries, Inc. (a)	512,322

Construction Materials-2.5%
6,696	U.S. Concrete, Inc. (a)	304,534

Consumer Finance-2.9%
11,978	PRA Group, Inc. (a)	356,345

Diversified Consumer Services-3.5%
20,119	Liberty Tax, Inc.	431,553

Electronic Equipment, Instruments & Components-2.7%
6,864	Rogers Corp. (a)	325,834

Food Products-2.4%
32,860	Nomad Foods, Ltd. (a)	287,525

Health Care Equipment & Supplies-2.3%
8,029	Natus Medical, Inc. (a)	283,263

Health Care Providers & Services-8.2%
19,388	ExamWorks Group, Inc. (a)	532,395
10,595	National Research Corp.-Class B	356,098
2,688	The Providence Service Corp. (a)	119,347
		1,007,840

Hotels, Restaurants & Leisure-5.0%
9,939	Popeyes Louisiana Kitchen, Inc. (a)	612,541

Insurance-2.7%
17,025	Greenlight Capital Re, Ltd.-Class A (a)	330,625

Internet Software & Services-1.2%
7,159	NIC, Inc.	141,677

IT Services-3.3%
13,218	Cardtronics, Inc. (a)	407,247

Alpine Small Cap Fund

Schedule of Portfolio Investments-Continued

January 31, 2016 (Unaudited)

Life Sciences Tools & Services-3.1%
9,110	INC Research Holdings, Inc.-Class A (a)	383,804

Media-7.0%
17,058	Live Nation Entertainment, Inc. (a)	387,216
10,222	Nexstar Broadcasting Group, Inc.-Class A	462,137
		849,353

Oil, Gas & Consumable Fuels-3.3%
41,758	Aegean Marine Petroleum Network, Inc.	297,317
16,601	Scorpio Tankers, Inc.	101,266
		398,583

Professional Services-2.1%
5,567	The Advisory Board Co. (a)	254,802

Real Estate Investment Trusts-2.1%
25,897	Altisource Residential Corp.	257,675

Real Estate Management & Development-3.7%
22,460	Kennedy-Wilson Holdings, Inc.	455,489

Road & Rail-3.2%
15,869	Knight Transportation, Inc.	388,314

Software-8.4%
5,741	Fair Isaac Corp.	548,667
5,406	Fleetmatics Group PLC (a)	234,675
13,424	The Descartes Systems Group, Inc. (a)	238,947
		1,022,289

Specialty Retail-1.1%
6,231	Select Comfort Corp. (a)	131,225

Thrifts & Mortgage Finance-4.7%
13,086	Essent Group, Ltd. (a)	235,156
7,942	Meta Financial Group, Inc.	344,365
		579,521
	Total Common Stocks (Cost $12,607,153)	11,568,912

Principal Amount

Short-Term Investments-5.6%
$686,000	State Street Eurodollar Time Deposit, 0.01%	686,000
	Total Short-Term Investments (Cost $686,000)	686,000
Total Investments (Cost $13,293,153) (b) -100.4%		12,254,912
Liabilities in Excess of Other Assets-(0.4)%		(44,618)
TOTAL NET ASSETS 100.0%		$12,210,294

Percentages are stated as a percent of net assets.

(a) Non-income producing security.

(b) See Note 2 for the cost of investments for federal tax purposes.

PLC-Public Limited Company

Alpine Series Trust

Notes to Schedule of Portfolio Investments

January 31, 2016 (Unaudited)

1. Organization:

Alpine Series Trust (the “Series Trust”) was organized in 2001 as a Delaware Statutory Trust, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Alpine Dynamic Dividend Fund, Alpine Rising Dividend Fund, Alpine Financial Services Fund and Alpine Small Cap Fund are four separate series of the Series Trust. The Alpine Dynamic Dividend Fund, Alpine Rising Dividend Fund, Alpine Financial Services Fund and Alpine Small Cap Fund (individually referred to as a “Fund” and collectively, “the Funds”) are diversified funds. Alpine Dynamic Dividend Fund seeks high current dividend income that qualifies for the reduced U.S. federal income tax rates created by the “Jobs and Growth Tax Relief Reconciliation Act of 2003,” while also focusing on total return for long-term growth of capital. Alpine Rising Dividend Fund seeks income. Long-term growth of capital is a secondary objective. Alpine Financial Services Fund seeks long-term growth of capital and consistent above average total returns as compared to those typical of investments made in public equities. Alpine Small Cap Fund seeks capital appreciation. Alpine Woods Capital Investors, LLC (the “Adviser”) is a Delaware limited liability company and serves as the investment manager to the Funds.

The Funds are each an investment company and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic (“ASC”) 946 Financial Services – Investment Companies.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”), which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from those estimates. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

A. Valuation of Securities:

The net asset value (“NAV”) of shares of the Funds are calculated by dividing the value of the Funds’ net assets by the number of outstanding shares. NAV is determined each day the New York Stock Exchange (“NYSE”) is open as of the close of regular trading (normally, 4:00 p.m., Eastern Time). In computing NAV, portfolio securities of the Funds are valued at their current fair values determined on the basis of market quotations or if market quotations are not readily available or determined to be unreliable, through procedures and/or guidelines established by the Board. In computing the Funds’ NAV, equity securities that are traded on a securities exchange in the United States, except for those listed on NASDAQ Global Market, NASDAQ Global Select Market and NASDAQ Capital Market exchanges (collectively, “NASDAQ”) and option securities are valued at the last reported sale price as of the time of valuation. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Prices (“NOCP”). If, on a particular day, an exchange traded or NASDAQ security does not trade, then the mean between the most recent quoted bid and asked prices will be used. For equity investments traded on more than one exchange, the last reported sale price on the exchange where the stock is primarily traded is used. Equity-linked structured notes are valued by referencing the last reported sale or settlement price of the underlying security on the day of valuation. Foreign exchange adjustments are applied to the last reported price to convert the underlying security’s trading currency to the equity-linked structured note’s settlement currency. Each option security traded on a securities exchange in the United States is valued at the last current reported sales price as of the time of valuation if the last current reported sales price falls within the consolidated bid/ask quote. If the last current reported sale price does not fall within the consolidated bid/ask quote, the security is valued at the mid-point of the consolidated bid/ask quote for the option security. Forward currency contracts are valued based on third-party vendor quotations. Each security traded in the over-the-counter market and quoted on the NASDAQ National Market System is valued at the NOCP, as determined by NASDAQ, or lacking an NOCP, the last current reported sale price as of the time of valuation by NASDAQ, or lacking any current reported sale on NASDAQ at the time of valuation, at the mean between the most recent bid and asked quotations. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued by the counterparty of the option, or if the counterparty’s price is not readily available, then by using the Black-Scholes method. Debt and short-term securities are valued based on an evaluated bid price as furnished by pricing services approved by the Board, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities. Each other security traded over-the-counter is valued at the mean between the most recent bid and asked quotations.

Securities that are principally traded in a foreign market are valued at the last current sale price at the time of valuation or lacking any current or reported sale, at the time of valuation, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed at various times before the close of business on each day on which the NYSE is open. Trading of these securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Funds’ NAVs are not calculated.

When market quotations are not readily available or when the valuation methods mentioned above are not reflective of a fair value of the security, the security is valued at fair value following procedures and/or guidelines approved by the Board. The Funds may also use fair value pricing, if the value of a security it holds is, pursuant to the Board guidelines, materially affected by events occurring before the Funds’ NAVs are calculated but after the close of the primary market or market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities. The Board has approved the use of a third-party pricing vendor’s proprietary fair value pricing model to assist in determining current valuation for foreign equities and OTC derivatives traded in markets that close prior to the NYSE. When fair value pricing is employed, the value of the portfolio security used to calculate the Funds’ NAVs may differ from quoted or official closing prices. The Fund may also fair value a security if the Fund or Adviser believes that the market price is stale. Other types of securities that the Funds may hold for which fair value pricing might be required include illiquid securities including restricted securities and private placements for which there is no public market.

For securities valued by the Funds, valuation techniques are used to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The Board of Trustees adopted procedures which utilize fair value procedures when any assets for which reliable market quotations are not readily available or for which the Funds’ pricing service does not provide a valuation or provides a valuation that in the judgment of the Adviser does not represent fair value. The Board of Trustees has established a Valuation Committee which is responsible for (1) monitoring the valuation of Fund securities and other investments; and (2) as required, when the Board of Trustees is not in session, reviewing and approving the fair value of illiquid and other holdings after consideration of all relevant factors, which determinations are reported to the Board of Trustees.

Fair Value Measurement:

In accordance with FASB ASC, “Fair Value Measurement” (“ASC 820”), defines fair value as the value that the Funds would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 uses a three-tier hierarchy to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entities’ own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Level 1 - Unadjusted quoted prices in active markets for identical investments.

Level 2 - Other significant observable inputs (including quoted prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, etc.).

Level 3 - Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Various inputs are used in determining the value of the Funds’ investments as of the reporting period end. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under ASC 820.

The following is a summary of the inputs used to value the Funds’ assets and liabilities carried at fair value as of January 31, 2016:

	Valuation Inputs
Dynamic Dividend Fund *	Level 1	Level 2	Level 3	Total Value
Common Stocks
Aerospace & Defense	$1,591,264	$—	$—	$1,591,264
Air Freight & Logistics	1,195,920	—	—	1,195,920
Airlines	—	1,351,200	—	1,351,200
Auto Components	746,810	1,388,400	—	2,135,210
Automobiles	1,474,590	—	—	1,474,590
Banks	4,594,664	2,831,342	—	7,426,006
Beverages	2,516,800	—	—	2,516,800
Biotechnology	747,000	—	—	747,000
Capital Markets	5,223,904	1,976,473	—	7,200,377
Chemicals	—	3,919,670	—	3,919,670
Commercial Services & Supplies	—	961,608	—	961,608
Communications Equipment	3,555,357	1,800,866	—	5,356,223
Construction & Engineering	—	4,413,515	—	4,413,515
Consumer Finance	1,625,545	—	—	1,625,545
Diversified Financial Services	2,662,640	1,264,236	—	3,926,876
Diversified Telecommunication Services	2,196,180	—	—	2,196,180
Electric Utilities	1,899,070	—	—	1,899,070
Electronic Equipment, Instruments & Components	1,657,640	—	—	1,657,640
Food & Staples Retailing	2,656,225	—	—	2,656,225
Food Products	3,334,945	1,731,300	—	5,066,245
Health Care Equipment & Supplies	3,748,930	—	—	3,748,930
Health Care Providers & Services	5,845,585	1,674,836	—	7,520,421
Hotels, Restaurants & Leisure	5,304,200	—	—	5,304,200
Household Durables	2,035,076	—	—	2,035,076
Household Products	688,860	2,031,897	—	2,720,757
Independent Power and Renewables	3,047,892	—	—	3,047,892
Industrial Conglomerates	—	2,403,191	—	2,403,191
Insurance	805,090	1,407,976	—	2,213,066
IT Services	1,403,682	—	—	1,403,682
Life Sciences Tools & Services	1,941,282	—	—	1,941,282
Machinery	2,261,840	552,403	—	2,814,243
Media	3,236,221	3,833,435	—	7,069,656
Multi-Utilities	2,118,960	—	—	2,118,960
Multiline Retail	2,777,220	—	—	2,777,220
Oil, Gas & Consumable Fuels	8,977,290	—	—	8,977,290
Personal Products	885,923	—	—	885,923
Pharmaceuticals	7,930,005	2,043,301	—	9,973,306
Real Estate Investment Trusts	8,620,316	1,968,966	—	10,589,282
Real Estate Management & Development	—	1,530,157	—	1,530,157
Road & Rail	2,406,139	—	—	2,406,139
Semiconductors & Semiconductor Equipment	4,070,390	784,754	—	4,855,144
Specialty Retail	3,883,935	—	—	3,883,935
Technology, Hardware, Storage & Peripherals	6,197,805	1,644,669	—	7,842,474
Textiles, Apparel & Luxury Goods	1,001,366	—	—	1,001,366
Transportation Infrastructure	—	1,081,265	—	1,081,265
Water Utilities	1,259,254	—	—	1,259,254

Wireless Telecommunication Services	2,189,600	—	—	2,189,600
Equity-Linked Structured Notes	—	2,193,929	—	2,193,929
Convertible Bonds	—	1,979	—	1,979
Total	$120,315,415	$44,791,368	$—	$165,106,783

	Valuation Inputs
Other Financial Instruments	Level 1	Level 2	Level 3	Total Value
Assets
Forward Currency Contracts	$—	$370,307	$—	$370,307
Total	$—	$370,307	$—	$370,307

	Valuation Inputs
Rising Dividend Fund *	Level 1	Level 2	Level 3	Total Value
Common Stocks
Aerospace & Defense	$2,544,020	$—	$—	$2,544,020
Air Freight & Logistics	1,063,040	—	—	1,063,040
Auto Components	691,800	—	—	691,800
Automobiles	1,194,000	—	—	1,194,000
Banks	1,268,020	—	—	1,268,020
Beverages	844,050	—	—	844,050
Biotechnology	2,220,156	—	—	2,220,156
Capital Markets	2,562,580	—	—	2,562,580
Chemicals	2,939,110	—	—	2,939,110
Commercial Services & Supplies	1,934,300	—	—	1,934,300
Communications Equipment	2,357,250	—	—	2,357,250
Consumer Finance	1,556,860	—	—	1,556,860
Diversified Financial Services	3,849,800	—	—	3,849,800
Diversified Telecommunication Services	3,121,800	—	—	3,121,800
Electric Utilities	1,455,525	—	—	1,455,525
Electronic Equipment, Instruments & Components	857,400	—	—	857,400
Energy Equipment & Services	1,099,840	—	—	1,099,840
Food & Staples Retailing	3,383,630	—	23,933	3,407,563
Health Care Equipment & Supplies	3,255,230	—	—	3,255,230
Health Care Providers & Services	2,776,848	—	—	2,776,848
Hotels, Restaurants & Leisure	1,598,450	—	—	1,598,450
Household Products	1,918,980	—	—	1,918,980
Insurance	2,858,824	—	—	2,858,824
Internet Software & Services	1,203,440	—	—	1,203,440
IT Services	1,281,085	—	—	1,281,085
Machinery	1,146,640	—	—	1,146,640
Media	3,812,493	—	—	3,812,493
Multi-Utilities	1,278,660	—	—	1,278,660
Oil, Gas & Consumable Fuels	3,057,307	—	—	3,057,307
Pharmaceuticals	6,160,181	—	—	6,160,181
Real Estate Investment Trusts	2,201,870	—	—	2,201,870
Road & Rail	1,795,655	—	—	1,795,655
Semiconductors & Semiconductor Equipment	2,753,340	—	—	2,753,340
Software	1,813,460	—	—	1,813,460
Specialty Retail	2,378,870	—	—	2,378,870
Technology, Hardware, Storage & Peripherals	5,195,730	—	—	5,195,730
Short-Term Investments	—	120,000	—	120,000
Total	$81,430,244	$120,000	$23,933	$81,574,177

	Valuation Inputs
Financial Services Fund *	Level 1	Level 2	Level 3	Total Value
Common Stocks
Banks	$8,341,035	$1,159,707	$—	$9,500,742
Capital Markets	4,437,759	—	—	4,437,759
Computers & Peripherals	117,370	—	—	117,370
Consumer Finance	763,903	—	—	763,903
Diversified Financial Services	447,055	—	—	447,055
Insurance	1,423,180	193,504	—	1,616,684
Internet Software & Services	79,312	—	—	79,312
IT Services	341,015	—	—	341,015
Real Estate Investment Trusts	1,515,185	—	—	1,515,185
Real Estate Management & Development	202,800	—	—	202,800
Thrifts & Mortgage Finance	2,235,406	—	—	2,235,406
Total	$19,904,020	$1,353,211	$—	$21,257,231

	Valuation Inputs
Other Financial Instruments	Level 1	Level 2	Level 3	Total Value
Assets
Forward Currency Contracts	$—	$11,051	$—	$11,051
Total	$—	$11,051	$—	$11,051

	Valuation Inputs
Small Cap Fund *	Level 1	Level 2	Level 3	Total Value
Common Stocks	$11,568,912	$—	$—	$11,568,912
Short-Term Investments	—	686,000	—	686,000
Total	$11,568,912	$686,000	$—	$12,254,912

* For detailed sector, country and state descriptions, see accompanying Schedule of Portfolio Investments.

As of the period ended January 31, 2016, certain securities were transferred from one level (as of October 31, 2015) to another. Based on beginning of period market values as of November 1, 2015, approximately $36,880,750 was transferred from Level 1 to Level 2 for Dynamic Dividend Fund and approximately $1,554,440 was transferred from Level 1 to Level 2 for Financial Services Fund as a result of a decrease in the number of observable inputs that were readily available to the independent pricing service. As of the period ended January 31, 2016, the Funds had no transfers between Levels 2 and 3.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Rising Dividend Fund
Balance as of October 31, 2015	$23,933
Realized gain (loss)	-
Change in net unrealized depreciation	-
Purchases	-
Sales	-
Transfers in to Level 3*	-
Transfers out of Level 3*	-
Balance as of January 31, 2016	$23,933
Change in net unrealized appreciation/(depreciation) on Level 3 assets held at period end	$-

** The Funds recognize transfers as of the beginning of the year.

B. Federal and Other Income Taxes:

It is each Fund’s policy to comply with the Federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies and to timely distribute all of its investment company taxable income and net realized capital gains to shareholders in accordance with the timing requirements imposed by the Code. Therefore, no Federal income tax provision is required. Capital gains realized on some foreign securities are subject to foreign taxes. Dividends and interest from non-U.S. sources received by the Funds are generally subject to non-U.S. withholding taxes at rates ranging up to 30%. Such capital gains and withholding taxes, which are accrued as applicable, may be reduced or eliminated under the terms of applicable U.S. income tax treaties, and the Funds intend to undertake procedural steps to claim the benefits of such treaties. Where available, the Funds will file refund claims for foreign taxes withheld.

The cost basis of investments for federal income tax purposes at January 31, 2016 was as follows*:

Fund	Cost of investments	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation/ (depreciation)
Dynamic Dividend Fund	$172,319,974	$15,530,943	$(22,744,134)	$(7,213,191)
Rising Dividend Fund	78,567,529	8,544,216	(5,537,568)	3,006,648
Financial Services Fund	21,172,518	3,561,049	(3,476,336)	84,713
Small Cap Fund	13,293,153	804,171	(1,842,412)	(1,038,241)

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Funds’ previous fiscal year end. For the previous fiscal year’s Federal income tax information, please refer to the Notes to Financial Statements section in the Funds’ most recent semi-annual or annual report.

C. Distributions to Shareholders:

Each Fund intends to distribute all of its net investment income and net realized capital gains, if any, throughout the year to its shareholders in the form of dividends. Distributions to shareholders are recorded at the close of business on the ex-dividend date. All dividends are automatically reinvested in full and fractional shares of the Fund at net asset value per share, unless otherwise requested.

The amounts of dividends from net investment income and of distributions from net realized gains are determined in accordance with Federal income tax regulations, which may differ from GAAP. These differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their Federal tax-basis treatment; temporary differences do not require reclassification. In the event dividends and distributions to shareholders exceed net investment income and net realized gains for tax purposes, they are reported as returns of capital.

D. Foreign Currency Translation Transactions:

Each of the Dynamic Dividend Fund, Rising Dividend Fund and Financial Services Fund may invest without limitation in foreign securities. The Small Cap Fund may invest up to 30% of the value of its net assets in foreign securities. The books and records of each Fund are maintained in U.S. dollars. Non-U.S. dollar-denominated amounts are translated into U.S. dollars as follows, with the resultant translations gains and losses recorded in the Statements of Operations.

i) fair value of investment securities and other assets and liabilities at the exchange rate on the valuation date.

ii) purchases and sales of investment securities, income and expenses at the exchange rate prevailing on the respective date of such transactions.

E. Risks Associated with Foreign Securities and Currencies:

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is a possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments, which could adversely affect investments in those countries. Generally, when the U.S. dollar rises in value against a foreign currency, the Funds’ investments denominated in that currency will lose value because that currency is worth fewer U.S. dollars; the opposite effect occurs if the U.S. dollar falls in relative value.

Certain countries may also impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers or industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available to the Funds or result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

F. Equity-Linked Structured Notes:

The Funds may invest in equity-linked structured notes. Equity-linked structured notes are securities which are specially designed to combine the characteristics of one or more underlying securities and their equity derivatives in a single note form. The return and/or yield or income component may be based on the performance of the underlying equity securities, and equity index, and/or option positions. Equity-linked structured notes are typically offered in limited transactions by financial institutions in either registered or non-registered form. An investment in equity-linked structured notes creates exposure to the credit risk of the issuing financial institution, as well as to the market risk of the underlying securities. There is no guaranteed return of principal with these securities and the appreciation potential of these securities may be limited by a maximum payment or call right. In certain cases, equity-linked structured notes may be more volatile and less liquid than complex securities or other types of fixed-income securities. Such securities may exhibit price behavior that does not correlate with other fixed income securities.

G. Options:

The Funds may engage in option transactions and in doing so achieve similar objectives to what they would achieve through the sale or purchase of individual securities. A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the seller of the option the obligation to sell, the underlying security, index or other instrument at the exercise price. A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the seller the obligation to buy, the underlying security, index, or other instrument at the exercise price.

To seek to offset some of the risk of a potential decline in value of certain long positions, the Funds may also purchase put options on individual securities. The Funds may also seek to generate income from option premiums by writing (selling) options on a portion of the equity securities in the Funds’ portfolio.

When a Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When a Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Fund realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost basis of the purchase. The difference between the premium and the amount received or paid on a closing purchase or sale transaction is also treated as a realized gain or loss. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid. Gain or loss on written options and purchased options is presented separately as net realized gain or loss on written options and net realized gain or loss on purchased options, respectively. There were no written options contracts held as of January 31, 2016.

Written options transactions for the period ended January 31, 2016 were as follows in the Rising Dividend Fund:

	Number of Contracts	Premiums Received
Written Options, outstanding as of October 31, 2015	240	$14,226
Options expired	(240)	(14,226)
Written Options, outstanding as of January 31, 2016	-	$-

H. Forward Currency Contracts:

The Funds are subject to foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Funds may use forward currency contracts to gain exposure to or economically hedge against changes in the value of foreign currencies. A forward currency contract (“forward”) is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of the forward contract fluctuates with changes in forward currency exchange rates. The forward contract is marked-to-market daily and the change in market value is recorded by each Fund as unrealized appreciation or depreciation. When the forward contract is closed, a Fund records a realized gain or loss equal to the fluctuation in value during the period the forward contract was open. A Fund could be exposed to risk if a counterparty is unable to meet the terms of a forward or if the value of the currency changes unfavorably. The Funds’ forward contracts are not subject to a master netting agreement or similar agreement.

The following forward currency contracts were held as of January 31, 2016:

Dynamic Dividend Fund
Description	Counterparty	Settlement Date	Currency		Settlement Value	Current Value	Unrealized Appreciation
Contracts Sold:
Euro	State Street Bank and Trust Company	06/09/16	7,000,000	EUR	$7,660,135	$7,611,799	$48,336
British Pound	State Street Bank and Trust Company	06/09/16	4,300,000	GBP	6,451,462	6,129,491	321,971
						$13,741,290	$370,307

Financial Services Fund
Description	Counterparty	Settlement Date	Currency		Settlement Value	Current Value	Unrealized Appreciation
Contracts Sold:
Euro	State Street Bank and Trust Company	06/09/16	125,000	EUR	$138,615	$135,925	$2,690
British Pound	State Street Bank and Trust Company	06/09/16	50,000	GBP	75,665	71,273	4,392
Japanese Yen	State Street Bank and Trust Company	06/09/16	70,000,000	JPY	584,258	580,289	3,969
						$787,487	$11,051

Item 2. Controls and Procedures.

(a)	The Registrant’s President and Chief Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Alpine Series Trust

By (Signature and Title)	/s/ Samuel A. Lieber
Samuel A. Lieber, President

Date	March 23, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Samuel A. Lieber
Samuel A. Lieber, President

Date	March 23, 2016

By (Signature and Title)*	/s/ Ronald G. Palmer, Jr.
Ronald G. Palmer, Jr., Chief Financial Officer

Date	March 23, 2016

*  Print the name and title of each signing officer under his or her signature.